CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue
Rental revenue	$ 207,979
Rental revenue		$ 302,794
Other revenue	4,126	319
Total revenue	212,105	303,113
Cost of revenue	171,119	214,124
Gross profit	40,986	88,989
Operating expenses:
Servicing costs	4,337	4,737
Underwriting fees	1,828	1,876
Professional and consulting fees	11,281	5,987
Technology and data analytics	9,389	8,196
Bad debt expense	0	28,299
Compensation costs	25,090	26,943
General and administrative	14,167	11,294
Total operating expenses	66,092	87,332
(Loss) income from operations	(25,106)	1,657
Interest expense and other fees	(19,998)	(16,485)
Interest income	744	0
Change in fair value of warrant liability	6,439	36,573
(Loss) income before benefit (provision) for income taxes	(37,921)	21,745
Benefit (provision) for income taxes	50	(539)
Net (loss) income	(37,871)	21,206
Comprehensive (loss) income	$ (37,871)	$ 21,206
Net (loss) income per share:
Basic (in dollars per share)	$ (0.39)	$ 0.31
Diluted (in dollars per share)	$ (0.39)	$ 0.26
Weighted average shares used in computing net (loss) income per share:
Basic (in shares)	98,241,965	68,502,092
Diluted (in shares)	98,241,965	80,573,218